DISPOSAL OF A SUBSIDIARY (Details) $ in Thousands						1 Months Ended	12 Months Ended
	Sep. 10, 2020 CNY (¥)	Sep. 10, 2020 USD ($)	Feb. 21, 2020 CNY (¥)	Feb. 21, 2020 USD ($)	Sep. 26, 2019 CNY (¥) subsidiary	Sep. 30, 2019 subsidiary	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 07, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Sep. 26, 2019 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number Of Subsidiaries Disposed Off | subsidiary						3
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal | ¥							¥ 12,286,011
Cash | ¥										¥ 7,581
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal | ¥							12,286,011
Niulian | 51miner
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal							5,600,000	$ 900
Cash | $									$ 40
Mining related prepayments | $									2,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal							¥ 5,600,000	$ 900
Niulian | 51miner | NBTC Limited
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Accounts receivable | $									$ 4,300
Disposal Group, Disposed of by Sale | The9 Computer, C9I Shanghai and Shanghai Kaie
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number Of Subsidiaries Disposed Off | subsidiary					3
Disposal Group, Including Discontinued Operation, Consideration					¥ 493,000,000.0						$ 77,400
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal | ¥			¥ 391,800,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal | ¥			¥ 391,800,000
Disposal Group, Disposed of by Sale | Asian Development Ltd ("Asian Development")
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal | $				$ 61,500
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal | $				$ 61,500
Disposal Group, Disposed of by Means Other than Sale | Asian Development Ltd ("Asian Development")
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	¥ 83,700,000	$ 13,100
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	¥ 83,700,000	$ 13,100